Acquisitions and Related Transactions Acquisitions (2014 Narrative) (Details) $ / shares in Units, $ in Millions		1 Months Ended					3 Months Ended								12 Months Ended
	Mar. 31, 2012 shares	Apr. 30, 2015 USD ($) shares	Oct. 31, 2014 USD ($) shares	Aug. 31, 2014 USD ($) shares	Feb. 28, 2014 shares	Oct. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 31, 2015 shares	Oct. 01, 2014	Aug. 29, 2014	Mar. 21, 2014 $ / shares	Jun. 24, 2013	Oct. 05, 2012
Related Party Transaction, Amounts of Transaction															$ 75
Incentive Distribution Rights																							100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	2,200,000
Revenues							$ 13,481	$ 14,987	$ 14,143	$ 13,080	$ 12,607	$ 12,486	$ 12,063	$ 11,179	55,691	$ 48,335	$ 16,964
Net income							$ (294)	$ 470	$ 500	$ 448	(701)	$ 356	$ 338	$ 322	$ 1,124	315	$ 1,274
Debt Instrument, Interest Rate, Stated Percentage							4.50%								4.50%
Asset Retirement Obligation							$ 188				180				$ 188	180
MACS Transaction [Member]
Business Combination, Consideration Transferred			$ 768
PVR Acquisition [Member]
Revenues															956
Net income															166
Eagle Rock Midstream Acquisition [Member]
Revenues															903
Net income															30
Sunoco LP [Member]
Business Combination, Consideration Transferred			$ 556
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			4,000,000	11,000,000
Lake Charles LNG Transaction [Member]
Partners' Capital Account, Units, Redeemed | shares					18,700,000
Regency Merger [Member]
IDR Subsidies		$ 320
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		172,200,000
Susser Merger [Member]
Business Combination, Consideration Transferred				$ 875
Relinquishment Of Rights Of Incentive Distributions						$ 350
Payments to Acquire Businesses, Gross				$ 1,800
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				15,800,000
Number of Stores																				630
Dealer-operated [Member] | MACS Transaction [Member]
Number of Stores																			200
Company-operated [Member] | MACS Transaction [Member]
Number of Stores																			110
Susser [Member]
Incentive Distribution Rights																				100.00%
Revenues															2,320
Net income															105
Business Combination, Acquisition Related Costs															$ 25
Regency [Member]
Incentive Distribution Rights																							100.00%
Regency [Member] | PVR Acquisition [Member]
Stock Issued During Period, Shares, Acquisitions | shares															140,400,000
Business Combination, Consideration Transferred															$ 5,700
Payments to Acquire Businesses, Gross															36
Business Acquisition, Share Price | $ / shares																					$ 27.82
Regency [Member] | Eagle Rock Midstream Acquisition [Member]
Proceeds from Issuance of Common Stock															$ 400
Stock Issued During Period, Shares, Acquisitions | shares															8,200,000
Business Combination, Consideration Transferred															$ 1,300
Regency [Member] | Hoover Midstream Acquisition [Member]
Stock Issued During Period, Shares, Acquisitions | shares															4,000,000
Business Combination, Consideration Transferred															$ 293
Payments to Acquire Businesses, Gross															184
Asset Retirement Obligation							2								2
7.60% Senior Notes, due February 1, 2024 [Member]
Debt Instrument, Interest Rate, Stated Percentage																						7.60%
8.25% Senior Notes, due November 14, 2029 [Member]
Debt Instrument, Interest Rate, Stated Percentage																						8.25%
8.375% Senior Notes due June 1, 2019 [Member] | Regency [Member]
Senior Notes							$ 499				$ 0				$ 499	$ 0
Debt Instrument, Interest Rate, Stated Percentage							8.375%								8.375%
Pending Merger [Member] | Regency Merger [Member]
Business Acquisition, Number Of Share Received In Exchange Of Each Share | shares																		0.4124